Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) - USD ($)	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes	$ 12,792,000		$ 7,089,000
Total assets	3,989,596,000		3,369,604,000
Other liabilities	1,660,000		1,742,000
Total liabilities	3,575,879,000		2,989,483,000
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,201,504 and 10,993,404 shares issued and outstanding, respectively	22,403,000		21,987,000
Additional paid-in capital	105,177,000		93,034,000
Retained earnings	292,452,000		257,935,000
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $2,235 and $2,536, respectively	(6,315,000)		7,165,000
Total stockholders’ equity	413,717,000		380,121,000		$ 336,984,000	$ 295,667,000
Total liabilities and stockholders’ equity	3,989,596,000		3,369,604,000
Parent Company [Member]
Cash	5,113,000	[1]	4,381,000	[1]	$ 1,899,000	$ 2,759,000
Investment in wholly-owned commercial bank subsidiary	410,034,000		376,947,000
Deferred income taxes	1,028,000		854,000
Refundable income taxes	362,000		242,000
Total assets	416,537,000		382,424,000
Other liabilities	2,820,000		2,303,000
Total liabilities	2,820,000		2,303,000
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,201,504 and 10,993,404 shares issued and outstanding, respectively	22,403,000		21,987,000
Additional paid-in capital	105,177,000		93,034,000
Retained earnings	292,452,000		257,935,000
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $2,235 and $2,536, respectively	(6,315,000)		7,165,000
Total stockholders’ equity	413,717,000		380,121,000
Total liabilities and stockholders’ equity	$ 416,537,000		$ 382,424,000

[1]	Eliminated in consolidation.